Supplement dated June 18, 2015, to the following prospectuses:

American Beacon Treasury Inflation Protected Securities Fund
Prospectus dated April 30, 2015

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
Prospectuses dated February 27, 2015

American Beacon Flexible Bond Fund
Prospectus dated December 29, 2014

Effective as of June 17, 2015, all references to Wyatt L. Crumpler in the "Fund Summary-Management- Portfolio Managers and the "Fund Management -The Manager" sections of each Fund's prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated June 18, 2015, to the following statements of additional information:

American Beacon Treasury Inflation Protected Securities Fund
Statement of Additional Information dated April 30, 2015

American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
Statement of Additional Information dated April 30, 2015

American Beacon AHL Managed Futures Strategy Fund
Statement of Additional Information dated April 30, 2015

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund
Statement of Additional Information dated February 27, 2015

American Beacon Flexible Bond Fund
Statement of Additional Information dated December 29, 2014

American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
Statement of Additional Information dated December 29, 2014

American Beacon Acadian Emerging Markets Equity Fund
Crescent Short Duration High Income Fund
Earnest Partners Emerging Markets Equity Fund
SGA Global Growth Fund
Statement of Additional Information dated May 29, 2015

American Beacon Global Evolution Frontier Markets Income Fund
Statement of Additional Information dated May 29, 2015

American Beacon Small Cap Index Fund
American Beacon U.S. International Equity Index Fund
Statement of Additional Information dated December 29, 2015

American Beacon S&P 500 Index Fund
Statement of Additional Information dated December 29, 2015

Effective as of June 17, 2015, in the "Trustee and Officers of the Trust- Principal Officers of the Trust" section of each Fund's statement of additional information, all references to Wyatt L. Crumpler are deleted.  In the "Portfolio Managers- American Beacon Advisors, Inc.", where applicable, all references to Wyatt L. Crumpler are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE